Financial Risk (Details 16) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Liquid assets	$ 1,160	$ 1,706
United State of America
Disclosure of financial assets [line items]
Liquid assets	1,132	1,650
Other countries O.E.C.D
Disclosure of financial assets [line items]
Liquid assets	4	50
Latin America
Disclosure of financial assets [line items]
Liquid assets	4	$ 6
Other Countries
Disclosure of financial assets [line items]
Liquid assets	$ 20